Quarterly Financial Data (Unaudited and Restated) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Quarterly Financial Data
Schedule of Quarterly Financial Data

The restated consolidated balance sheet line items for the third fiscal quarter of 2023 are as follows:

	As Reported	Adjustments	Restated
	September 30, 2023	September 30, 2023	September 30, 2023
Additional paid in capital (1)	19,456,841	9,945,692	29,402,533
Accumulated deficit	(13,847,112)	(9,945,692)	(23,792,804)

(1)	The Reverse Stock Split (Note 1) also resulted in an adjustment to the condensed consolidated balance sheet for the period ended September 30, 2023 with an increase to additional paid in capital of $140 and an offsetting adjustment to the carrying value of common stock.